Equity (Details) - USD ($)				6 Months Ended
	Sep. 10, 2024	Feb. 08, 2024	Jan. 17, 2024	Sep. 30, 2025	Mar. 31, 2025
Equity [Line Items]
Net proceeds of common stock (in Dollars)		$ 3,600,000
Common stock, par value (in Dollars per share)	$ 0.0005
Surplus reserve rate				10.00%
Registered capital				50.00%
Consolidated net assets (in Dollars)				$ 2,411,781	$ 2,411,781
Net asset percentage				24.20%	22.50%
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized				495,000,000	495,000,000
Common stock, par value (in Dollars per share)				$ 0.0005	$ 0.0005
Ordinary shares issued				6,581,250	6,581,250
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized				5,000,000	5,000,000
Common stock, par value (in Dollars per share)				$ 0.0005	$ 0.0005
Ordinary shares issued				5,000,000	5,000,000
Minimum [Member]
Equity [Line Items]
Ordinary shares authorized	100,000,000
Maximum [Member]
Equity [Line Items]
Ordinary shares authorized	500,000,000
Ordinary Shares [Member]
Equity [Line Items]
Issued shares			1,375,000
Price per share (in Dollars per share)			$ 4
Authorized share capital	500,000,000
Ordinary Shares [Member] | Over-Allotment Option [Member]
Equity [Line Items]
Exercise additional shares		206,250
Ordinary Shares [Member] | IPO [Member]
Equity [Line Items]
Price per share (in Dollars per share)		$ 4